Derivative financial instruments - Schedule of Maturity of Financial Instruments (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Total	$ 1,319,115	$ 1,362,048
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	115,263	670,393
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	403,150	50,263
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	761,309	604,867
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	39,393	36,525
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	186,288	374,654
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	0	235,973
Interest rate and foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	19,882	0
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	156,281	128,556
Interest rate and foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	10,125	10,125
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	1,132,827	987,394
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	115,263	434,420
Interest rate swaps | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	383,268	50,263
Interest rate swaps | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	605,028	476,311
Interest rate swaps | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 29,268	$ 26,400